February 18, 1997





   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, D.C.  20549

             Re:  Eastcliff Funds, Inc.
                  File Nos. 33-06836 and 811-04722
                  Rule 497(j) Certification

   Ladies & Gentlemen:

             The undersigned officer of Eastcliff Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 15 to Form N-1A Registration Statement filed by the Company on February 13, 1997, which is the most recent amendment to such registration statement; and

             2. that the text of Post-Effective Amendment No. 15 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 13, 1997.

                                 Very truly yours,

                                 EASTCLIFF FUNDS, INC.



                                 By:  /s/  Sarah A. Hillesheim
                                      Sarah A. Hillesheim
                                      Vice President & Assistant Secretary